Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 80,496	$ 56,010
Accounts receivable, net	478,133	475,974
Inventories	761,314	685,011
Other current assets	17,454	23,161
Total current assets	1,337,397	1,240,156
Property and equipment, net	91,198	90,502
Goodwill	382,729	379,737
Intangible assets, net	161,065	158,564
Other assets	74,488	5,690
Total assets	2,046,877	1,874,649
Current liabilities:
Current portion of other long-term obligations	244	200
Accounts payable	230,476	185,482
Accrued expenses and other current liabilities	185,757	129,206
Total current liabilities	416,477	314,888
Long-term obligations:
Borrowings under revolving credit agreement	21,800	235,294
Other long-term obligations, net of current portion	285	348
Total long-term obligations	22,085	235,642
Deferred income taxes and other liabilities	57,338	72,371
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	804,008	592,350
Accumulated other comprehensive loss, net of tax	(34,221)	(43,530)
Retained earnings	594,556	550,482
Treasury stock, at cost, 4,823,988 and 6,322,650 shares of Common stock and 48,263 and 48,263 shares of Class B common stock at December 31, 2017 and 2016, respectively	(87,440)	(114,425)
Total Watsco, Inc. shareholders' equity	1,297,953	1,005,828
Non-controlling interest	253,024	245,920
Total shareholders' equity	1,550,977	1,251,748
Total liabilities and shareholders' equity	2,046,877	1,874,649
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,412	18,341
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,638	$ 2,610